UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Property, plant and equipment	$ 105,278	$ 108,725
Advance payments for property, plant and equipment	563	451
Right-of-use assets	80,179	80,502
Time deposits	4,387	4,362
Intangible assets	3,152	4,061
Collaboration prepaid leases	166,344	151,216
Other non-current assets	1,412	1,493
Total non-current assets	361,315	350,810
CURRENT ASSETS
Collaboration inventories	22,146	19,433
Trade receivables	3,307	100,041
Prepayments, other receivables and other assets	85,603	69,251
Financial assets at fair value through profit or loss	150,449	663
Pledged deposits	359	357
Time deposits	254,357	30,341
Cash and cash equivalents	897,571	1,277,713
Total current assets	1,413,792	1,497,799
Total assets	1,775,107	1,848,609
CURRENT LIABILITIES
Trade payables	39,485	20,160
Other payables and accruals	136,012	132,802
Government grants	538	68
Lease liabilities	3,116	3,175
Tax payable	7,273	7,203
Contract liabilities	63,251	53,010
Total current liabilities	249,675	216,418
NON-CURRENT LIABILITIES
Collaboration interest-bearing advanced funding	286,396	281,328
Lease liabilities long term	45,174	44,169
Government grants	6,664	7,305
Contract liabilities	23,109	47,962
Other non-current liabilities	30	56
Total non-current liabilities	361,373	380,820
Total liabilities	611,048	597,238
EQUITY
Share capital	36	36
Reserves	1,164,023	1,251,335
Total ordinary shareholders’ equity	1,164,059	1,251,371
Total equity	1,164,059	1,251,371
Total liabilities and equity	$ 1,775,107	$ 1,848,609